Schedule of Deferred Tax Assets and Liabilities (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2023 ILS (₪)
Major components of tax expense (income) [abstract]
Deferred tax asset liability, beginning balance	₪ 20,635
Changes recognized in biological assets	1,275
Changes recognized in carryforward tax losses	1,786
Other changes	985
Deferred tax asset liability, ending balance	₪ 24,681